Business Organization and Nature of Operations - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Tender offer amount		$ 22,188
Aggregated shares repurchased	27,244
SafirRosetti Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Apr. 30, 2010
Preparedness Services Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Jul. 16, 2010
Fraud and SIU Services Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Jul. 20, 2010
Forensic DNA Solutions And Products Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Nov. 30, 2010
International Strategies Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Dec. 31, 2010